CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 20,008,382	$ 2,861,161	¥ 25,053,762
Restricted cash	2,929,999	418,984	2,684,214
Restricted short-term investments	3,302,036	472,185	2,973,120
Short-term investments	4,185,379	598,501	928,322
Advances to suppliers - related parties	1,188	170	203,056
Advances to suppliers - third parties	1,324,445	189,393	2,451,093
Inventories, net	14,484,828	2,071,303	12,509,422
Forward contract receivables	58,923	8,426	115,220
Prepayments and other receivables - related parties	¥ 8,832	$ 1,263	¥ 29,817
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related parties	Related parties	Related parties
Prepayment and other receivables from related parties	¥ 4,900,993	$ 700,833	¥ 4,460,594
Held-for-sale assets	344,553	49,270	57,502
Total current assets	68,814,145	9,840,292	68,865,057
Non-current assets:
Restricted long-term investments	471,573	67,434	1,328,201
Long-term investments	1,441,683	206,158	1,870,253
Property, plant and equipment, net	36,644,813	5,240,139	44,800,692
Land use rights, net	2,140,953	306,152	1,838,015
Intangible assets, net	445,866	63,758	461,955
Deferred tax assets	4,576,302	654,402	2,641,397
Right-of-use assets, net	3,617,900	517,353	448,555
Advances to suppliers to be utilized beyond one year	605,525	86,589	520,376
Available-for-sale securities	238,464	34,100	150,922
Total non-current assets	52,209,831	7,465,907	56,015,301
Total assets	121,023,976	17,306,199	124,880,358
Current liabilities:
Accrued payroll and welfare expenses	2,645,041	378,236	2,779,196
Advances from third parties	5,316,889	760,305	5,088,596
Income tax payables	177,580	25,394	703,498
Forward contract payables	56,129	8,026	20,789
Lease liabilities - current	118,364	16,926	145,663
Short-term borrowings, including current portion of long-term borrowings, and failed sale-leaseback financing	10,655,366	1,523,697	6,933,899
Other payables and accruals - third parties	12,357,464	1,767,094	16,572,843
Other payables and accruals - a related party	13,174	1,884	11,069
Total current liabilities	55,044,136	7,871,208	54,484,022
Non-current liabilities:
Long-term borrowings	18,206,905	2,603,553	20,643,272
Long-term payables	4,371,333	625,092	4,387,864
Accrued warranty costs - non-current	1,655,630	236,752	2,136,192
Lease liabilities - non-current	3,550,598	507,729	330,740
Convertible notes	10,594,637	1,515,013	8,605,579
Deferred tax liability	29,974	4,286	56,718
Total non-current liabilities	38,409,077	5,492,425	36,160,365
Total liabilities	93,453,213	13,363,633	90,644,387
Commitment and contingencies
Mezzanine Equity
Redeemable non-controlling interests	1,545,058	220,940	1,535,926
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 211,083,301 and 209,551,893 shares issued as of December 31, 2024 and December 31, 2025, respectively)	29	4	29
Additional paid-in capital	11,834,567	1,692,321	11,245,665
Accumulated other comprehensive income	182,844	26,146	225,141
Treasury stock, at cost; 5,574,244 and 122,540 ordinary shares as of December 31, 2024 and December 31, 2025	(3,970)	(568)	(216,507)
Retained earnings	3,712,661	530,904	8,644,581
Total JinkoSolar Holding Co., Ltd. Shareholders' equity	15,726,131	2,248,807	19,898,909
Non-controlling interests	10,299,574	1,472,819	12,801,136
Total shareholders' equity	26,025,705	3,721,626	32,700,045
Total liabilities, mezzanine equity and shareholders' equity	121,023,976	17,306,199	124,880,358
Related parties
Current assets:
Accounts receivable, net	175,403	25,082	436,706
Notes receivables from a related party	894	128	108,638
Prepayment and other receivables from related parties	8,832		29,817
Non-current assets:
Other assets - third parties	58,483	8,363	16,960
Current liabilities:
Accounts payable due to related parties	136,202	19,477
Notes payables due to related parties	349,508	49,979	380,269
Third parties
Current assets:
Accounts receivable, net	13,411,812	1,917,864	13,628,852
Notes receivables from a related party	3,676,478	525,729	3,224,739
Non-current assets:
Other assets - third parties	1,968,269	281,459	1,937,975
Current liabilities:
Accounts payable due to related parties	13,571,350	1,940,677	11,038,668
Notes payables due to related parties	¥ 9,647,069	$ 1,379,513	¥ 10,809,532